Components of other comprehensive income (loss) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Derivative financial instruments:
Reclassification during the year to profit or loss		$ 52,097	$ 353,943	$ 287,550
Net gain (loss) on cash flow hedges	$ (2,136)	(42,148)	624,694	(193,869)
Jet fuel Asian call options
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		(81,182)	277,899	(450,768)
Net gain (loss) on cash flow hedges		(54,202)	583,065	(221,592)
Jet fuel swap contracts
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax				(11,828)
Foreign currency forward contract
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		(13,380)
Interest rate swap contracts
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		317	(7,148)	(18,823)
Net gain (loss) on cash flow hedges		$ 14,144	$ 41,629	$ 27,723